Taxation	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Taxation
29	TAXATION
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax relates to the same tax authority.

(a)	The amount of taxation charged to net profit represents:

	For the year ended 31 December
	2022	2021	2020
	RMB million	RMB million	RMB million
Current taxation - Enterprise income tax	2,190	4,824	6,588
Deferred taxation	(11,657)	(6,741)	(3,485)

Total tax charges	(9,467)	(1,917)	3,103

(b)	The reconciliation between the Group’s effective tax rate and the statutory tax rate of 25 % in the PRC (2021: same, 2020: same) is as follows:

	For the year ended 31 December
	2022	2021	2020
	RMB million	RMB million	RMB million
Profit before income tax	24,047	50,340	54,440
Tax computed at the statutory tax rate	6,012	12,585	13,610
Adjustment on current income tax of previous period	(246)	(412)	(464)
Non-taxable income (i)	(15,844)	(14,386)	(10,787)
Expenses not deductible for tax purposes (i)	311	276	202
Unused tax losses	33	27	507
Others	267	(7)	35

Income tax at the effective tax rate	(9,467)	(1,917)	3,103

(i)
Non-taxable
income mainly includes interest income from government bonds, dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.

(c)	As at 31 December 2022 and 31 December 2021, the amounts of deferred tax assets and liabilities are as follows:

	As at 31	As at 31
	December 2022	December 2021
	RMB million	RMB million
Deferred tax assets	24,884	22,354
Deferred tax liabilities	(2,849)	(29,714)

Net deferred tax assets	22,307	121
Net deferred tax liabilities	(272)	(7,481)

As at 31 December 2022 and 31 December 2021, deferred income tax was calculated in full on temporary differences under the liability method using the principal tax rate of 25%.
The movements in net deferred income tax assets and liabilities during the period were as follows:
Net deferred tax assets/(liabilities)

	Insurance	Investments	Others	Total
	RMB million	RMB million	RMB million	RMB million
	(i)	(ii)	(iii)
As at 1 January 2021	4,334	(22,386)	2,853	(15,199)
(Charged)/Credited to net profit	2,862	3,534	345	6,741
(Charged)/Credited to other comprehensive income
- Available-for-sale securities	—	677	—	677
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	448	—	—	448
- Others	—	(27)	—	(27)

As at 31 December 2021	7,644	(18,202)	3,198	(7,360)

As at 1 January 2022	7,644	(18,202)	3,198	(7,360)
(Charged)/Credited to net profit	1,612	3,025	7,020	11,657
(Charged)/Credited to other comprehensive income
- Available-for-sale securities	—	23,776	—	23,776
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	(6,530)	—	—	(6,530)
- Others	—	492	—	492

As at 31 December 2022	2,726	9,091	10,218	22,035

(i)
The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.

(ii)
The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale
securities, securities at fair value through profit or loss, and others.

(iii)
The deferred tax arising from the others category is mainly related to deductible losses available for use in future years, and the temporary differences of employee salaries and welfare costs payable.

Unrecognised deductible tax losses of the Group amounted to RMB3,183 million as at 31 December 2022 (as at 31 December 2021: RMB3,173 million).

(d)	The analysis of net deferred tax assets and deferred tax liabilities is as follows:

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Deferred tax assets:
- deferred tax assets to be recovered after 12 months	15,954	14,695
- deferred tax assets to be recovered within 12 months	8,930	7,659

Subtotal	24,884	22,354

Deferred tax liabilities:
- deferred tax liabilities to be settled after 12 months	(1,396)	(26,850)
- deferred tax liabilities to be settled within 12 months	(1,453)	(2,864)

Subtotal	(2,849)	(29,714)

Net deferred tax assets/(liabilities)	22,035	(7,360)